Note 25 - Financial Instruments (Details Textual) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2018	Apr. 30, 2017
Contingent Consideration Liability [Member]
Fair Value Inputs, Weighted Average Discount Rate Increase	2.00%
Reduction in Fair Value of Contingent Consideration Liability	$ 3.4
Measurement Input, Discount Rate [Member]
Servicing Asset, Measurement Input	0.115
Measurement Input, Discount Rate [Member] | Minimum [Member]
Servicing Asset, Measurement Input	0.025
Business Combination, Contingent Consideration, Liability, Measurement Input	0.021
Measurement Input, Discount Rate [Member] | Maximum [Member]
Servicing Asset, Measurement Input	0.05
Business Combination, Contingent Consideration, Liability, Measurement Input	0.095
Measurement Input, Discount Rate [Member] | Weighted Average [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.046
Interest Rate Swap [Member]
Derivative Asset, Notional Amount		$ 100.0	$ 100.0
Derivative, Fixed Interest Rate		2.7205%	1.897%